Working capital	12 Months Ended
Jun. 30, 2018
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Working capital

14. Working capital

Accounting policies

Inventories are stated at the lower of cost and net realisable value. Cost includes raw materials, direct labour and expenses, an appropriate proportion of production and other overheads, but not borrowing costs. Cost is calculated at the weighted average cost incurred in acquiring inventories. Maturing inventories which are retained for more than one year are classified as current assets, as they are expected to be realised in the normal operating cycle.

Trade and other receivables are initially recognised at fair value less transaction costs and subsequently carried at amortised cost less any allowance for discounts and doubtful debts. Trade receivables arise from contracts with customers, and are recognised when performance obligations are satisfied, and the consideration due is unconditional as only the passage of time is required before the payment is received. Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk.

Trade and other payables are initially recognised at fair value including transaction costs and subsequently carried at amortised costs.

Provisions are liabilities of uncertain timing or amount. A provision is recognised if, as a result of a past event, the group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are calculated on a discounted basis. The carrying amounts of provisions are reviewed at each balance sheet date and adjusted to reflect the current best estimate.

(a) Inventories

	2018 £ million	2017 £ million
Raw materials and consumables	321	327
Work in progress	44	45
Maturing inventories	4,028	3,820
Finished goods and goods for resale	622	596

	5,015	4,788

Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits. The following amounts of inventories are expected to be utilised after more than one year:

	2018 £ million	2017 £ million
Raw materials and consumables	12	8
Maturing inventories	3,253	3,194

	3,265	3,202

Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2018 £ million	2017 £ million	2016 £ million
Balance at beginning of the year	88	73	53
Exchange differences	(2)	(1)	5
Income statement charge	—	41	33
Utilised	(15)	(25)	(15)
Sale of businesses	—	—	(3)

	71	88	73

(b) Trade and other receivables

	2018		2017
	Current assets £ million	Non-current assets £ million	Current assets £ million	Non-current assets £ million
Trade receivables	2,152	—	2,130	—
Interest receivable	14	—	19	—
Other receivables	335	38	244	45
Prepayments	157	8	159	13
Accrued income	20	—	40	—

	2,678	46	2,592	58

At 30 June 2018, approximately 13%, 20% and 12% of the group’s trade receivables of £2,152 million are due from counterparties based in the United Kingdom, the United States and India, respectively. Accrued income primarily represents amounts receivable from customers in respect of performance obligations satisfied but not yet invoiced.

The aged analysis of trade receivables, net of allowances, is as follows:

	2018 £ million	2017 £ million
Not overdue	2,067	2,026
Overdue 1 – 30 days	19	28
Overdue 31 – 60 days	19	19
Overdue 61 – 90 days	13	11
Overdue 91 – 180 days	21	21
Overdue more than 180 days	13	25

	2,152	2,130

Trade and other receivables are disclosed net of allowance for doubtful debts, an analysis of which is as follows:

	2018 £ million	2017 £ million	2016 £ million
Balance at beginning of the year	129	83	71
Exchange differences	(4)	(1)	5
Income statement charge	18	54	15
Written off	(46)	(7)	(8)

	97	129	83

The write-off for the year ended 30 June 2018 includes £32 million in respect of a claim made by a customer in India which was charged to the income statement in the year ended 30 June 2017. See note 4(c).

(c) Trade and other payables

	2018		2017
	Current liabilities £ million	Non-current liabilities £ million	Current liabilities £ million	Non-current liabilities £ million
Trade payables	1,514	—	1,365	—
Interest payable	104	—	75	—
Tax and social security excluding income tax	638	2	543	2
Other payables	471	204	487	16
Accruals	1,165	3	1,064	6
Deferred income	37	—	29	—
Dividend payable to non-controlling interests	21	—	—	—

	3,950	209	3,563	24

Interest payable at 30 June 2018 includes interest on non-derivative financial instruments of £100 million (2017 – £68 million). Deferred income represents amounts paid by customers in respect of performance obligations not yet satisfied. Non-current liabilities includes £175 million in respect of the net present value of contingent consideration in respect of the acquisition of Casamigos.

(d) Provisions

	Thalidomide £ million	Other £ million	Total £ million
At 30 June 2017	223	192	415
Exchange differences	—	(12)	(12)
Disposal of businesses	—	(1)	(1)
Provisions charged during the year	—	53	53
Provisions utilised during the year	(13)	(50)	(63)
Transfers to other payables	—	(2)	(2)
Unwinding of discounts	7	—	7

At 30 June 2018	217	180	397

Current liabilities	14	95	109
Non-current liabilities	203	85	288

	217	180	397

(a) Provisions have been established in respect of the discounted value of the group’s commitment to the UK and Australian Thalidomide Trusts. These provisions will be utilised over the period of the commitments up to 2037.

(b) The largest item in other provisions at 30 June 2018 is £48 million in respect of employee deferred compensation plans which will be utilised when employees leave the group.

Risk management and capital structure

Introduction

This section sets out the policies and procedures applied to manage the group’s capital structure and the financial risks the group is exposed to. Diageo considers the following components of its balance sheet to be capital: borrowings and equity. Diageo manages its capital structure to achieve capital efficiency, provide flexibility to invest through the economic cycle and give efficient access to debt markets at attractive cost levels.